UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ------------------

Check here if Amendment |_|; Amendment Number: _____

      This Amendment (Check only one): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Newcastle Partners, L.P.
Address:    200 Crescent Court, Suite 1400
            Dallas, Texas 75201

Form 13F File Number: 28-11174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark E. Schwarz
Title:      Managing Member of General Partner of General Partner
Phone:      (214) 661-7474

Signature, Place, and Date of Signing:

/s/ Mark E. Schwarz,               Dallas, Texas,              February 14, 2011
--------------------               --------------              -----------------

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       1
                                               -----------

Form 13F Information Table Entry Total:                 30
                                               -----------

Form 13F Information Table Value Total:        $   189,058
                                               -----------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.        Form 13F File Number       Name

           1         28-11175                   Mark E. Schwarz
         -----       --------------------       ------------------------

                           FORM 13F INFORMATION TABLE

   COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
   --------                    --------      --------   --------        --------         --------    --------        --------
                                                                                                                VOTING  AUTHORITY
                               TITLE OF                  VALUE     SHRS OR    SH/ PUT/   INVESTMENT    OTHER
  NAME OF ISSUER                CLASS          CUSIP    (X$1000)   PRN AMT    PRN CALL   DISCRETION   MANAGERS  SOLE   SHARED   NONE
  --------------                -----          -----    --------   -------    --- ----   ----------   --------  ----   ------   ----
A H BELO CORP                  COM CL A      001282102    1,583     183,005   SH         OTHER        1         0       183,005  0
ACXIOM CORP                    COM           005125109    8,393     485,725   SH         OTHER        1         0       485,725  0
AMERICAN SAFETY INS HLDGS LT   ORD           G02995101   10,499     490,819   SH         OTHER        1         0       490,819  0
ARGO GROUP INTL HLDGS LTD      COM           G0464B107    6,838     182,080   SH         OTHER        1         0       182,080  0
BELO CORP                      COM SER A     080555105    4,625     653,376   SH         OTHER        1         0       653,376  0
BERKSHIRE HATHAWAY B           COM           084670702    5,141      64,497   SH         OTHER        1         0        64,497  0
CENVEO INC                     COM           15670S105    2,639     494,250   SH         OTHER        1         0       494,250  0
CRAWFORD & Co CL A             COM           224633206      134      55,000   SH         OTHER        1         0        55,000  0
CKX INC                        COM           12562M106    1,654     411,157   SH         OTHER        1         0       411,157  0
CVS CAREMARK CORPORATION       COM           126650100    6,447     184,987   SH         OTHER        1         0       184,987  0
FLAGSTONE REINSURANCE HLDGS    SHS           G3529T105      928      73,628   SH         OTHER        1         0        73,628  0
GAMESTOP CORP NEW              CL A          36467W109    4,981     217,498   SH         OTHER        1         0       217,498  0
GILAT SATELLITE                SHS NEW       M51474118    1,313     264,135   SH         OTHER        1         0       264,135  0
HALLMARK FINL SVCS INC EC      COM NEW       40624Q203   71,564   7,864,210   SH         OTHER        1         0     7,864,210  0
JOHNSON & JOHNSON              COM           478160104    2,490      40,200   SH         OTHER        1         0        40,200  0
LIBERTY MEDIA CORP NEW         INT COM SER A 53071M104    7,803     495,883   SH         OTHER        1         0       495,883  0
M & F WORLDWIDE CORP           COM           552541104    7,563     322,249   SH         OTHER        1         0       322,249  0
MEDQUIST INC                   COM           584949101   10,066   1,162,706   SH         OTHER        1         0     1,162,706  0
MICROSOFT CORP                 COM           594918104    4,036     144,848   SH         OTHER        1         0       144,848  0
MULTIMEDIA GAMES               COM           625453105      672     120,474   SH         OTHER        1         0       120,474  0
NUTRI SYS INC NEW              COM           67069D108    1,523      72,432   SH         OTHER        1         0        72,432  0
PIZZA INN INC NEW              COM           725848105    4,741   2,501,208   SH         OTHER        1         0     2,501,208  0
PLAYBOY ENTERPRISES INC        CL B          728117300      653     125,100   SH         OTHER        1         0       125,100  0
UNUM GROUP                     COM           91529Y106    2,710     111,920   SH         OTHER        1         0       111,920  0
VIACOM INC NEW                 CL B          92553P201    3,949      99,853   SH         OTHER        1         0        99,853  0
WAL-MART STORES INC            COM           931142103    2,704      50,000   SH         OTHER        1         0        50,000  0
BAXTER INTL INC                COM           171813109    2,050     100,000   SH  CALL   OTHER        1         0       100,000  0
CVS CAREMARK CORPORATION       COM           126650100    3,440     200,000   SH  CALL   OTHER        1         0       200,000  0
JOHNSON & JOHNSON              COM           478160104      944      89,800   SH  CALL   OTHER        1         0        89,800  0
MICROSOFT CORP                 COM           594918104    6,976     634,200   SH  CALL   OTHER        1         0       634,200  0